UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1: Report to Shareholders

Extended Equity Market Index Fund	December 31, 2009

The views and opinions in this report were current as of December 31, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The global economic downturn reached a bottom in early 2009 and gradually began to improve as the year progressed, causing investors to turn their attention to the long, slow process of recovery. U.S. stocks staged a historic rally from their March lows and capped the best year for domestic equities since 2003. Markets benefited from growing signs of economic recovery, including modest but important improvements in employment, manufacturing, and real estate. The Equity Index 500 Fund, the Total Equity Market Index Fund, and the Extended Equity Market Index Fund posted gains over the past 6- and 12-month periods and closely tracked the returns of their respective S&P benchmarks.

MARKET ENVIRONMENT

Following the steepest recession since World War II, economic conditions stabilized in early 2009 and gradually improved over the rest of the year. The economy expanded at a rate of 2.2% in the third quarter, a pace most economists expected to improve in the fourth quarter when final data are released. The job market remained weak, but the pace of job losses slowed substantially as the year ended. Consumers became a bit more optimistic according to sentiment gauges, and retail spending held up better than many predicted.

Government intervention designed to help the economy and credit markets played a prominent role in the turnaround. Among the most significant programs was the Federal Reserve’s Term Asset-Backed Securities Loan Facility (TALF), which was steadily expanded to support the market for bundled student, auto, credit card, small business, and commercial real estate loans. The Fed also bought long-term Treasury securities in an effort to keep a lid on long-term interest rates and increase liquidity before ending the program in October. Finally, the central bank continued its purchases of mortgage-backed securities issued by Fannie Mae, Freddie Mac, and Ginnie Mae, which helped keep mortgage rates near multi-decade lows. The prospects for continuing low rates and healthier corporate earnings stimulated investors’ appetites for growth-oriented assets, including stocks.

U.S. stocks enjoyed one of their biggest rallies in history off their March lows and ended the year with substantial gains. Still, share prices for both large-cap and small-cap stocks remained roughly one-quarter below the peaks they established in late 2007, while mid-caps fared somewhat better. Mid-cap shares significantly outpaced large-caps and small-caps in 2009. Growth stocks fared significantly better than value across all market capitalizations. All sectors in the Equity Market Index Funds’ benchmark S&P indexes generated positive returns for the year. Information technology, materials, and consumer discretionary were among the strongest sectors, while utilities lagged with modestly positive returns.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small-cap and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds may serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

• The Equity Market Index Funds are well diversified, which can potentially reduce the impact of negative performance from a given stock or sector on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,499 and 1,782 stocks, respectively, as of December 31, 2009. (Diversification cannot assure a profit or protect against loss in a declining market.)

• The Equity Market Index Funds tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds (ETFs) so that the funds can accommodate cash flows and remain fully invested.

• The Equity Market Index Funds offer instant broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund.

• Expenses for the Equity Market Index Funds are generally very low, which enables investors to retain more of their returns.

Equity Index 500 Fund
Your fund returned 22.40% in the six-month period ended December 31, 2009, versus 22.59% for the S&P 500 Index. For the 12-month period, the fund returned 26.33% and the index returned 26.46%. Fund performance tends to differ from that of the benchmark due to the fund’s operating and management expenses.

As investors turned their attention to the prospects for renewed economic growth, the best-performing S&P 500 sectors for the year were information technology, materials, and consumer discretionary—traditionally seen as some of the market’s most cyclical sectors. With the market favoring growth, telecommunication services and utilities stocks—typically viewed as safe-haven sectors—posted more modest returns for the period. Energy shares also lagged, despite a sharp rebound in oil prices from the lows reached early in the year.

The information technology sector posted the best returns for the year, due in large part to aggressive cost-cutting, cash-rich balance sheets, and better-than-expected revenues. Computers and peripherals was the strongest-performing industry, followed by software and then Internet software and services. Apple continued to post impressive gains and was among the fund’s top contributors. The company generated an increase in profits during the year due to strong sales of Mac computers, even while the PC market has been shrinking. Google, a beneficiary of an improved global advertising market, reported excellent growth in revenues and profits and was another strong performer. The firm should do well in an early cycle recovery with its initiatives in display and mobile search. Microsoft was also a top contributor as the company rebounded from a difficult period. Microsoft remains dominant in desktop software and is entering a major product cycle with Windows 7 (and Office 2010) that should drive solid earnings growth. The office electronics industry was a weak spot for the sector as Xerox continued to struggle due to sluggish business spending, particularly over the first half of the reporting period. (Please refer to the portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

The materials sector gained ground on the heels of higher demand for commodities, particularly as global economic growth turned positive in the second half of our reporting period. The chemicals industry was the strongest in the sector, followed by metals and mining firms and paper and forest product companies. Shares of chemical giants Dow and DuPont gained amid expectations for a business cycle turnaround and increased spending on agricultural products, particularly fertilizers. Industrial gas distributor Praxair benefited from cost-cutting and optimism over a gradually improving global economy. Copper producer Freeport-McMoRan Copper & Gold generated the best results in the sector amid strong demand and rising metals prices. International Paper was able to cut costs aggressively and, with historically low inventories and capacity reductions across the industry, should benefit from increased demand and pricing power. Anemic construction activity and expenses associated with a recent acquisition pressured shares of Vulcan Materials, a leading U.S. producer of aggregates used in concrete and asphalt.

The consumer discretionary sector recorded solid double-digit gains for the year as a stabilizing economy and improving consumer confidence led to expectations for increased consumer spending. Media, specialty retail, and Internet/catalog retail were the sector’s strongest industries. Modest but important improvements in consumer confidence contributed to increased advertising expenditures that benefited media companies, including Walt Disney, Time Warner, and News Corp. Specialty retailer Home Depot continued to control costs effectively and benefited from improvements in comparable store sales and resilient margins. Shares of Internet retailer Amazon.com reached an all-time high as the company delivered impressive results in a difficult consumer environment. In the most recent quarter alone, Amazon experienced revenue growth across each business line and geographical area and is taking market share from both online and offline retailers. Elsewhere in the sector, shares of Ford benefited from the high-profile problems at its major competitors GM and Chrysler and some surprisingly strong product offerings. Diversified consumer services companies such as tax preparation firm H&R Block and automotive and industrial parts distributor Genuine Parts were among the sector’s weaker names for the period.

After a remarkable rebound earlier in the year, financial stocks were inconsistent fourth-quarter performers, but several stocks generated solid second-half results. Franklin Resources, the mutual fund giant, utilized its strong position in emerging markets and fixed income investing to drive solid profitability and was among the fund’s top 10 contributors in the second half and for the year. Goldman Sachs, another strong 6- and 12-month contributor, staged a steady but powerful recovery, more than tripling off its lows. American Express also showed remarkable resiliency, and its stock rose sharply in the past six months as consumers began to spend more freely. Expense discipline and credit underwriting have been impressive relative to most peers and reflect the company’s strong management. JPMorgan Chase was our best performer in the diversified financial services segment. Its financial strength was instrumental in helping stabilize financial markets.

The slow-growth telecommunication services and utilities sectors were the fund’s weakest performers over the closing six-month period and the year but managed to post solid gains nevertheless. Multiline utilities such as Sempra and PG&E were among the stronger names in the utilities sector, while wireless service providers American Tower and Sprint Nextel were the top contributors in the telecommunication services sector. Electric utilities Exelon, Southern Company, and Allegheny Energy were among the weakest stocks in the fund, as was AT&T.

Total Equity Market Index Fund
Your fund returned 23.42% in the six-month period ended December 31, 2009, versus 23.14% for the S&P Total Market Index. For the 12-month period, the fund returned 28.76% and the index returned 28.29%. Fund performance tends to differ from that of the benchmark due to the fund’s operating and management expenses.

In general, the performance discussion of the S&P 500 Index applies to the performance of the S&P Total Market Index. The Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents approximately 75% of the Total Market Index’s overall market value. The largest components of the Total Market Index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are similar.

As with the S&P 500 Index, information technology was the strongest-performing sector of the Total Market Index by a significant margin in 2009. The materials and consumer discretionary sectors also recorded solid gains as commodity prices rebounded and investors sought shares in companies that stand to benefit from the increased consumer and business spending expected to accompany a gradually improving global economy. The health care sector posted better-than-expected returns as uncertainties about extensive government reform and concerns over increased regulation lessened at the year’s end. Utilities and telecommunication services stocks lagged the other sectors for both the 6- and 12-month periods but still recorded solid gains.

Extended Equity Market Index Fund
Your fund returned 25.43% in the six-month period ended December 31, 2009, versus 25.94% for the S&P Completion Index. For the 12-month period, the fund returned 36.69% and the index returned 37.67%. Fund performance tends to differ from that of the benchmark due to the fund’s operating and management expenses.

Shares in the energy sector rose strongly over the closing six months of the period amid a rebound in energy prices and expectations that prices will continue to rise over the longer term as the global economy recovers and demand increases. The information technology and materials sectors recorded large gains for the year as investors sought shares in companies that stand to benefit from the increased business spending expected to accompany a gradually improving global economy. Shares in the consumer discretionary sector also gained ground as consumer confidence stabilized and retail sales fared better than many investors and economists anticipated. The health care sector posted better-than-expected returns as fears about extensive government reform and concerns over increased regulation lessened at year’s end. Utilities stocks lagged other sectors for both the 6- and 12-month periods but still recorded solid gains.

OUTLOOK

The historic comeback of U.S. equities since March has provided welcome relief for investors who suffered devastating losses in 2008. However, stock market gains are likely to be more subdued going forward as investors look for signs that the economic recovery is sustainable. Although 2010 should be a year of modest growth, confirmation of underlying strength in the economy is likely to play a critical role in stock performance.

As the future environment unfolds, we will continue to focus on our role of replicating the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market. Thank you for your confidence in our investment and index tracking capabilities.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

January 20, 2010

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market’s value. The index includes approximately 4,500 stocks.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P Completion Index”, “S&P Total Market Index”, and “S&P TMI” are marks/trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by T. Rowe Price. The Product is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights

For a share outstanding throughout each period

	Year Ended 12/31/09‡	12/31/08‡	12/31/07‡	12/31/06‡	12/31/05‡
NET ASSET VALUE					
Beginning of period	$ 9.47	$ 15.95	$ 16.47	$ 14.47	$ 13.25
Investment activities					
Net investment income	0.11	0.13	0.21	0.16	0.13
Net realized and unrealized gain (loss)	3.36	(6.30)	0.44	2.12	1.19
Total from investment activities	3.47	(6.17)	0.65	2.28	1.32
Distributions					
Net investment income	(0.11)	(0.12)	(0.20)	(0.16)	(0.10)
Net realized gain	–	(0.19)	(0.97)	(0.12)	–
Total distributions	(0.11)	(0.31)	(1.17)	(0.28)	(0.10)
NET ASSET VALUE					
End of period	**$ 12.83**	**$ 9.47**	**$ 15.95**	**$ 16.47**	**$ 14.47**

Ratios/Supplemental Data					
Total return(1)	**36.69%**	**(38.50)%**	**4.07%**	**15.76%**	**9.95%**
Ratio of total expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	1.01%	0.94%	1.19%	1.03%	0.98%
Portfolio turnover rate	18.2%	19.6%	37.6%	17.5%	17.3%
Net assets, end of period (in thousands)	$ 317,044	$ 243,542	$ 407,341	$ 345,516	$ 271,352

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 93.8%		
CONSUMER DISCRETIONARY 13.4%		
Auto Components 0.8%		
American Axle & Manufacturing Holdings (1)(2)	20,830	167
Amerigon (1)(2)	5,300	42
Arvinmeritor (1)(2)	16,755	187
Borg-Warner (1)	15,840	526
Cooper Tire (1)	9,100	182
Drew Industries (1)(2)	4,700	97
Exide Technologies (1)(2)	13,700	97
Gentex (1)	19,260	344
Modine Manufacturing (1)(2)	5,700	68
Raser Technologies (1)(2)	8,200	10
Shiloh Industries (2)	6,700	36
Spartan Motors (1)	5,000	28
Standard Motor Products (2)	3,750	32
Stoneridge (1)(2)	9,500	86
Tenneco (1)(2)	17,350	308
TRW (1)(2)	13,210	315
		2,525
Automobiles 0.1%		
Thor Industries	5,900	185
Winnebago (1)(2)	7,520	92
		277
Distributors 0.1%		
Audiovox, Class A (1)(2)	3,864	28
LKQ Corporation (1)(2)	19,200	376
		404
Diversified Consumer Services 1.0%		
Brinks Home Security (1)(2)	7,249	237
Career Education (1)(2)	10,791	252
Carriage Services (1)(2)	13,600	53

Coinstar (1)(2)	4,150	115
Corinthian Colleges (1)(2)	17,867	246
Hillenbrand	9,250	174
ITT Educational Services (1)(2)	5,640	541
Jackson Hewitt Tax Service (1)(2)	6,000	26
Learning Tree International (1)(2)	3,650	44
Matthews International, Class A	6,000	213
Prepaid Legal Services (1)	1,800	74
Regis (1)	6,200	97
Service Corporation International (1)	34,631	284
Sotheby's (1)	8,513	191
Stewart Enterprises, Class A (1)	10,660	55
Strayer Education (1)	1,950	414
The Princeton Review (1)(2)	7,600	31
Universal Technical Institute (1)(2)	3,800	77
Weight Watchers	4,300	125
		3,249

Hotels, Restaurants & Leisure 2.4%

Ameristar Casinos (1)	6,700	102
Bally Technologies (1)(2)	7,750	320
BJ's Restaurants (1)(2)	3,033	57
Bluegreen (1)(2)	6,300	15
Bob Evans Farms	4,000	116
Boyd Gaming (2)	10,569	88
Brinker (1)	17,679	264
Buffalo Wild Wings (1)(2)	2,800	113
Burger King Holdings (1)	16,300	307
California Pizza Kitchen (2)	3,250	44
CEC Entertainment (1)(2)	3,592	115
Chipotle Mexican Grill (2)	4,900	432
Choice Hotels International (1)	8,600	272
Churchill Downs (1)	2,000	75
CKE Restaurants	7,650	65

Cracker Barrel Old Country Store	2,900	110
DineEquity (1)(2)	4,000	97
Domino's Pizza (1)(2)	8,464	71
Dover Downs Gaming & Entertainment (1)	2,167	8
Dover Motorsports	3,163	7
Empire Resorts (1)(2)	17,050	36
Famous Dave's of America (2)	1,400	8
Frisch's Restaurants (1)	3,100	74
Gaming Partners International (1)	9,300	52
Gaylord Entertainment (1)(2)	7,300	144
International Speedway, Class A	1,675	48
Isle of Capris Casinos (1)(2)	3,380	25
Jack In The Box (2)	7,800	153
Krispy Kreme Doughnuts, Warrant, 3/2/12 (2)	73	—
Landry's Seafood Restaurant (1)(2)	3,100	66
Las Vegas Sands (1)(2)	47,700	713
Life Time Fitness (1)(2)	5,100	127
Marcus (1)	2,750	35
MGM Mirage (1)(2)	42,997	392
MTR Gaming Group (1)(2)	3,600	5
Multimedia Games (1)(2)	4,800	29
O'Charley's (1)(2)	11,900	78
Panera Bread, Class A (2)	5,000	335
Papa John's International (2)	2,920	68
Peet's Coffee & Tea (1)(2)	2,100	70
Penn National Gaming (2)	7,100	193
PF Chang's China Bistro (1)(2)	2,940	111
Pinnacle Entertainment (1)(2)	11,900	107
Red Robin Gourmet Burgers (1)(2)	3,850	69
Royal Caribbean Cruises (1)(2)	15,021	380
Ruby Tuesday (1)(2)	24,200	174
Scientific Games, Class A (1)(2)	7,530	110
Shuffle Master (1)(2)	11,800	97
Sonic (2)	10,650	107

Speedway Motorsports (1)	1,820	32
Steak 'N Shake (1)(2)	349	113
Texas Roadhouse (2)	8,900	100
The Cheesecake Factory (1)(2)	9,940	215
Vail Resorts (1)(2)	4,100	155
Wendy's / Arby's Group (1)	58,840	276
WMS Industries (1)(2)	6,995	280
		7,655

Household Durables 1.3%

American Greetings, Class A (1)	5,350	116
Beazer Homes (1)(2)	7,870	38
Blyth (1)	937	32
Brookfield Homes (1)(2)	6,332	51
CSS Industries (1)	1,900	37
Ethan Allen Interiors (1)	5,400	72
Furniture Brands International (1)(2)	11,530	63
Hovnanian Enterprises (1)(2)	18,230	70
iRobot (1)(2)	4,600	81
Jarden (1)	10,613	328
Kid Brands (1)(2)	18,300	80
La-Z-Boy (1)(2)	16,150	154
M/i Homes (1)(2)	5,070	53
MDC Holdings (1)	6,591	205
Meritage (1)(2)	6,100	118
Mohawk Industries (1)(2)	8,054	383
National Presto (1)	2,300	251
NVR (1)(2)	863	613
Orleans Homebuilders (1)(2)	4,400	7
Palm Harbor Homes (2)	6,300	13
Ryland Group (1)	6,446	127
Sealy (1)(2)	8,100	26
Standard Pacific (1)(2)	10,100	38
Stanley Furniture (1)(2)	1,200	12

Tempur-Pedic (1)(2)	9,550	226
Toll Brothers (1)(2)	17,620	331
Tupperware Brands	9,120	425
Universal Electronics (2)	2,500	58
		4,008
Internet & Catalog Retail 0.4%		
1-800-Flowers.com (2)	7,868	21
Blue Nile (1)(2)	2,900	184
Drugstore.com (1)(2)	9,350	29
Hollywood Media (1)(2)	4,500	6
IAC/InterActiveCorp (1)(2)	10,100	207
Netflix (1)(2)	8,300	458
Nutri/System (1)	8,200	255
Overstock.com (1)(2)	6,300	85
ValueVision Media (1)(2)	21,620	104
		1,349
Leisure Equipment & Products 0.3%		
Arctic Cat (1)(2)	10,395	95
Brunswick (1)	17,100	217
Callaway Golf (1)	10,650	80
Johnson Outdoors, Class A (2)	9,800	96
Marine Products (1)	7,100	35
Nautilus Group (1)(2)	6,337	13
Polaris Industries (1)	5,270	230
Pool (1)	6,177	118
RC2 Corporation (1)(2)	3,100	46
Steinway Musical Instruments (2)	1,000	16
Sturm Ruger & Company (1)	5,600	54
		1,000
Media 2.5%		
4Kids Entertainment (1)(2)	7,450	12
AH Belo, Class A (2)	1,476	9

Alloy (1)(2)	925	7
Arbitron (1)	5,720	134
Ascent Media, Class A (1)(2)	1,793	46
Beasley Broadcast Group, Class A (1)(2)	6,100	22
Belo, Class A (1)	27,680	151
Cablevision, Class A (1)	33,859	874
CKX (1)(2)	7,300	39
Clear Channel Outdoor, Class A (1)(2)	29,200	303
Cumulus Media, Class A (1)(2)	7,505	17
Discovery Communications, Class A (1)(2)	335	10
Discovery Communications, Class C (2)	45,635	1,210
DISH Network	31,320	651
DreamWorks Animation, Class A (2)	11,800	471
Entercom Communications (1)(2)	3,450	24
Entravision Communications, Class A (2)	11,744	40
Fisher Communications (2)	1,450	24
Harris Interactive (2)	7,100	8
Harte-Hanks (1)	6,050	65
Interactive Data	4,200	106
John Wiley & Sons	5,270	221
Journal Communications, Class A	6,900	27
Knology (1)(2)	5,200	57
Lamar Advertising (1)(2)	11,192	348
Lee Enterprises (1)(2)	4,250	15
Liberty Global (1)(2)	39,034	855
Liberty Global, Series C (1)(2)	1,700	37
LIN Television, Class A (1)(2)	8,740	39
Live Nation (1)(2)	16,800	143
LodgeNet Interactive (1)(2)	28,700	159
Martha Stewart Living, Class A (1)(2)	4,819	24
Marvel Entertainment (1)(2)	6,414	347
McClatchy (1)	3,800	13
Media General, Class A (1)(2)	8,950	70
Mediacom Communications (1)(2)	13,000	58

Morningstar (1)(2)	2,500	121
National Cinemedia (1)	8,400	139
Navarre (1)(2)	3,150	7
Nexstar Broadcasting (2)	8,700	35
Playboy Enterprises, Class B (1)(2)	5,100	16
RCN (2)	5,100	55
Regal Entertainment Group, Class A (1)	10,390	150
Rentrak (1)(2)	4,600	81
Salem Communications, Class A (1)(2)	12,350	74
Scholastic (1)	620	19
Sinclair Broadcasting, Class A (1)(2)	11,210	45
Sirius XM Radio (1)(2)	360,000	216
Valassis Communications (1)(2)	12,000	219
World Wrestling	4,500	69
		7,882

Multiline Retail 0.4%

99 Cents Only Stores (1)(2)	6,665	87
Bon-Ton Stores (1)	13,400	132
Dollar Tree (1)(2)	13,104	633
Fred's (1)	5,915	60
Saks (1)(2)	27,175	178
Tuesday Morning (1)(2)	3,900	10
		1,100

Specialty Retail 3.1%

A.C. Moore Arts & Crafts (1)(2)	9,760	29
Aarons (1)	7,890	219
Advance Auto Parts (1)	13,085	530
Aeropostale (1)(2)	10,207	348
American Eagle Outfitters (1)	29,880	507
AnnTaylor Stores (1)(2)	11,675	159
Asbury Automotive Group (1)(2)	4,140	48
Barnes & Noble (1)	4,784	91

Big 5 Sporting Goods (1)	9,200	158
Blockbuster, Class A (1)(2)	26,607	18
Borders Group (1)(2)	7,600	9
Brown Shoe (1)	7,430	73
Buckle (1)	3,762	110
Build-A-Bear Workshop (1)(2)	4,800	23
Cabela's, Class A (1)(2)	5,741	82
CarMax (1)(2)	34,228	830
Cato, Class A (1)	4,150	83
Charming Shoppes (1)(2)	24,920	161
Chico's (1)(2)	27,200	382
Christopher & Banks (1)	2,092	16
Coldwater Creek (1)(2)	9,164	41
Collective Brands (1)(2)	9,515	217
Cost Plus (2)	8,700	9
Dick's Sporting Goods (1)(2)	12,900	321
Dress Barn (1)(2)	9,017	208
DSW, Class A (1)(2)	3,900	101
Foot Locker (1)	21,317	237
Franklin Covey (1)(2)	5,100	32
Gander Mountain (2)	11,600	59
Genesco (1)(2)	2,600	71
Group One Automotive (1)(2)	5,200	147
Guess (1)	8,620	365
Gymboree (1)(2)	4,020	175
Haverty Furniture (1)	2,250	31
Hibbett Sports (1)(2)	2,718	60
Hot Topic (1)(2)	7,600	48
J. Crew (1)(2)	11,300	506
Jo Ann Stores (1)(2)	3,960	144
Jos. A. Bank Clothiers (1)(2)	2,537	107
Lithia Motors, Class A (1)(2)	1,700	14
MarineMax (1)(2)	11,660	107
Men's Wearhouse (1)	6,750	142

Midas (1)(2)	4,500	38
Monro Muffler Brake (1)	3,200	107
New York & Company (1)(2)	6,900	30
Pacific Sunwear (1)(2)	8,125	32
Penske Auto (1)(2)	3,616	55
Pep Boys (1)	6,170	52
Perfumania Holdings (1)(2)	4,100	30
PetSmart	17,620	470
Rent-A-Center (1)(2)	8,500	151
Rex Stores (1)(2)	3,350	47
Sally Beauty Supply (1)(2)	14,500	111
Sonic Automotive (2)	13,520	140
Stage Stores (1)	8,470	105
Stein Mart (1)(2)	6,330	68
Syms (1)(2)	1,700	12
Talbots (1)(2)	6,150	55
The Children's Place (1)(2)	4,550	150
The Finish Line, Class A (1)	9,353	117
Trans World Entertainment (1)(2)	5,050	8
TSC (1)(2)	4,610	244
Urban Outfitters (1)(2)	15,582	545
West Marine (1)(2)	6,200	50
Wet Seal, Class A (1)(2)	12,275	42
Williams-Sonoma (1)	10,000	208
Zumiez (1)(2)	3,300	42
		9,927

Textiles, Apparel & Luxury Goods 1.0%

Carters (2)	7,600	200
Charles & Colvard (1)(2)	7,768	9
Cherokee (1)	2,600	46
Columbia Sportswear	2,781	109
Deckers Outdoor (1)(2)	2,000	203
Fossil (1)(2)	5,937	199

Willamette Valley Vineyards (2)	6,730	22
		948

Food & Staples Retailing 0.5%

Andersons (1)	3,800	98
Arden Group, Class A (1)	300	29
BJ's Wholesale Club (1)(2)	6,900	226
Casey's General Stores (1)	8,700	278
Great Atlantic & Pacific Tea (1)(2)	8,568	101
Nash Finch (1)	500	18
PriceSmart (1)	3,700	75
Rite Aid (1)(2)	85,650	129
Ruddick (1)	5,700	147
Spartan Stores (1)	3,300	47
The Pantry (2)	500	7
United Natural Foods (2)	6,200	166
Weis Markets	2,150	78
		1,399

Food Products 1.5%

Alico (1)	1,600	46
Bunge Limited (1)	18,002	1,149
Chiquita (1)(2)	6,619	119
Corn Products International	10,800	316
Darling International (2)	15,500	130
Del Monte Foods (1)	25,101	285
Dole Food (2)	7,600	94
Farmer Bros. (1)	3,100	61
Flowers Foods (1)	10,460	248
Green Mountain Coffee (1)(2)	5,100	415
Hain Celestial Group (1)(2)	5,500	94
Harbinger Group (1)(2)	6,300	44
J & J Snack Foods (1)	3,540	141
Lancaster Colony	3,100	154

Lance	5,610	148
Lifeway Foods (1)(2)	5,300	63
Ralcorp Holdings (2)	7,970	476
Rocky Mountain Chocolate Factory (1)	16,362	133
Sanderson Farms (1)	2,040	86
Smithfield Foods (1)(2)	17,089	260
Tootsie Roll Industries (1)	3,374	92
Treehouse Foods (1)(2)	5,143	200
		4,754
Household Products 0.4%		
Central Garden & Pet, Class A (2)	22,200	221
Church & Dwight (1)	8,825	533
Energizer (1)(2)	9,150	561
WD-40	2,250	73
		1,388
Personal Products 0.5%		
Alberto Culver (1)	7,900	232
Bare Escentuals (1)(2)	12,700	155
Chattem (1)(2)	3,700	345
Elizabeth Arden (2)	4,250	61
Inter Parfums	3,900	48
Mannatech	31,200	97
NBTY (2)	8,060	351
Nu Skin Enterprises, Class A	6,000	161
Prestige Brands (1)(2)	8,400	66
Reliv International (1)	4,700	16
		1,532
Tobacco 0.1%		
Alliance One International (1)(2)	13,934	68
Star Scientific (1)(2)	6,900	5
Universal (1)	3,440	157

Vector (1)	10,314	144
		374
Total Consumer Staples		10,395

ENERGY 6.6%

Energy Equipment & Services 2.2%

Allis-Chalmers Energy (1)(2)	20,700	78
Atwood Oceanics (1)(2)	7,700	276
Basic Energy Services (2)	7,100	63
Bristow Group (1)(2)	4,480	172
Cal Dive International (2)	7,125	54
Carbo Ceramics (1)	4,475	305
Complete Production Services (1)(2)	10,100	131
Dawson Geophysical (1)(2)	1,900	44
Dresser-Rand Group (1)(2)	11,100	351
Dril-Quip (2)	4,300	243
Englobal (1)(2)	10,500	33
Exterran (1)(2)	11,947	256
Global Industries (2)	17,870	127
Gulf Island Fabrication	3,800	80
Gulfmark Offshore (2)	4,000	113
Helix Energy Solutions Group (2)	19,607	230
Helmerich & Payne (1)	14,520	579
Hercules Offshore (1)(2)	33,231	159
Hornbeck Offshore Services (1)(2)	3,900	91
ION Geophysical (1)(2)	35,300	209
Matrix Service (2)	4,700	50
Newpark Resources (1)(2)	15,100	64
Oceaneering International (1)(2)	7,800	457
Oil States International (1)(2)	6,630	261
Omni Energy Services (2)	21,800	27
OYO Geospace (1)(2)	2,100	90
Parker Drilling (1)(2)	18,800	93

Patterson-UTI Energy (1)	18,637	286
Pioneer Drilling (2)	5,100	40
Pride International (1)(2)	24,880	794
RPC (1)	7,400	77
Seacor Holdings (1)(2)	1,850	141
Seahawk Drilling (1)(2)	1,658	37
Sulphco (1)(2)	3,200	2
Superior Energy (1)(2)	10,650	259
Superior Well Services (1)(2)	9,300	133
TETRA Technologies (2)	12,174	135
Tidewater (1)	5,574	267
Union Drilling (1)(2)	8,000	50
Unit (2)	6,700	285
		7,142

Oil, Gas & Consumable Fuels 4.4%

Adams Resources & Energy (1)	2,300	51
Alon USA Energy (1)	4,800	33
Alpha Natural Resources (2)	17,662	766
Arch Coal (1)	28,197	627
Arena Resources (1)(2)	8,900	384
Atlas Energy (1)	7,650	231
ATP Oil & Gas (1)(2)	11,377	208
Berry Petroleum, Class A (1)	6,580	192
Bill Barrett (1)(2)	5,832	181
BPZ Resources (1)(2)	21,100	200
Callon Petroleum (1)(2)	5,250	8
Carrizo Oil & Gas (1)(2)	7,000	185
Cimarex Energy (1)	12,438	659
CNX Gas (1)(2)	4,200	124
Comstock Resources (1)(2)	6,940	282
Concho Resources (2)	11,500	516
Delta Pete (1)(2)	12,796	13
Encore Acquisition (2)	7,750	372

Exco Resources	22,600	480
Fieldpoint Petroleum (2)	12,600	29
Forest Oil (1)(2)	14,689	327
Frontier Oil (1)	14,900	179
General Maritime (1)	17,356	121
Georesources (1)(2)	5,050	69
GMX Resources (1)(2)	3,900	54
Harvest Natural Resource (1)(2)	9,716	51
HKN (2)	12,479	46
Holly (1)	6,700	172
International Coal Group (1)(2)	21,300	82
Mariner Energy (2)	16,328	190
Newfield Exploration (2)	18,000	868
Patriot Coal (1)(2)	22,600	349
Penn Virginia	7,340	156
Petrohawk Energy (2)	40,257	966
Petroleum Development (2)	2,600	47
PetroQuest Energy (1)(2)	8,500	52
Plains Exploration & Production (2)	17,119	473
Quicksilver Resources (1)(2)	16,700	251
Rosetta Resources (1)(2)	5,000	100
SandRidge Energy (1)(2)	29,400	277
Southern Union (1)	18,402	418
St. Mary Land & Exploration (1)	9,000	308
Stone Energy (2)	14,712	266
Swift Energy (2)	9,850	236
Syntroleum (1)(2)	6,300	17
Ultra Petroleum (2)	21,560	1,075
Uranium Resources (1)(2)	3,500	3
USEC (1)(2)	23,550	91
W&T Offshore (1)	7,100	83
Warren Resources (1)(2)	9,200	23
Western Refining (1)(2)	10,400	49
Westmoreland Coal (1)(2)	3,800	34

Whiting Petroleum (1)(2)	7,800	557
World Fuel Services (1)	13,000	348
		13,879
Total Energy		21,021

FINANCIALS 17.1%

Capital Markets 2.3%

Affiliated Managers Group (1)(2)	3,000	202
Apollo Investment	35,300	336
Ares Capital (1)	17,966	224
BGC Partners (1)	9,400	43
BlackRock (1)	4,410	1,024
Calamos, Class A (1)	10,400	120
Cohen & Steers	5,300	121
Eaton Vance (1)	19,266	586
GAMCO Investors (1)	2,267	110
GFI Group (1)	16,100	74
Greenhill	4,300	345
International Assets Holding (1)(2)	4,981	72
Investment Technology Group (1)(2)	7,400	146
Jefferies Group (1)(2)	18,400	437
KBW (2)	6,300	172
Knight Capital Group (1)(2)	13,350	206
LaBranche & Co. (1)(2)	15,830	45
MCG Capital (1)(2)	4,500	20
optionsXpress Holdings (1)	8,500	131
Piper Jaffray (2)	2,550	129
Raymond James Financial (1)	17,075	406
Sanders Morris Harris Group (1)	10,800	59
SEI	21,856	383
Stifel Financial (1)(2)	6,250	370
SWS Group (1)	6,299	76
TD Ameritrade Holding (1)(2)	38,068	738

Teton Advisors (2)	40	–
Thomas Weisel Partners (1)(2)	9,100	34
Tradestation Group (2)	7,800	62
Virtus Investment Partners (2)	7,234	115
Waddell & Reed Financial, Class A	14,140	432
		7,218
Commercial Banks 3.8%		
1st Source (1)	2,866	46
Arrow Financial (1)	1,074	27
Associated Banc (1)	17,675	195
Banc First (1)	1,700	63
Bancorp (1)(2)	3,600	25
Bancorp South (1)	9,975	234
BancTrust Financial Group (1)	4,000	11
Bank of Hawaii	6,266	295
Bank of the Ozarks (1)	2,900	85
Banner (1)	15,214	41
BOK Financial (1)	4,137	197
Boston Private Financial (1)	12,199	70
Camden National (1)	1,600	52
Capital City Bank (1)	4,562	63
Capitol Bancorp Limited (1)	5,900	12
Cathay Bancorp (1)	6,156	46
Center Bancorp (1)	8,383	75
Central Pacific Financial (1)(2)	8,673	11
Century Bancorp, Class A	2,500	55
Chemical Financial (1)	2,661	63
Citizens & Northern (1)	2,222	21
Citizens Republic Bancorp (1)(2)	8,495	6
City Holding (1)	2,850	92
City National (1)	8,250	376
Cobiz Financial (1)	6,637	32
Columbia Bancorp (1)(2)	4,500	5

Columbia Banking System (1)	8,750	142
Commerce Bancshares (1)	10,087	391
Community Bank System (1)	4,320	83
Community Trust Bancorp (1)	2,075	51
Cullen/Frost Bankers (1)	8,650	432
CVB Financial (1)	13,106	113
East West Bancorp (1)	22,100	349
Farmers Capital Bank (1)	3,000	31
First Bancorp North Carolina (1)	3,875	54
First Busey (1)	7,575	29
First Citizens BancShares	770	126
First Commonwealth Financial (1)	10,300	48
First Community (1)	2,500	30
First Financial (1)	1,950	59
First Financial Bancorp (1)	7,972	116
First Financial Bankshares (1)	2,396	130
First Merchants (1)	9,783	58
First Midwest Bancorp (1)	7,693	84
First State Bancorporation (1)(2)	2,300	1
First United (1)	4,211	25
FirstMerit (1)	11,784	237
FNB (1)	12,335	84
FNB United (1)	15,100	19
Fulton Financial (1)	20,802	181
German American Bancorp (1)	4,489	73
Glacier Bancorp (1)	17,712	243
Great Southern Bancorp (1)	4,150	89
Guaranty Bancorp (1)(2)	16,200	21
Hancock Holding (1)	4,800	210
Hanmi Financial (1)(2)	6,600	8
Harleysville National (1)	9,771	63
Home Bancshares (1)	3,563	86
IBERIABANK (1)	2,526	136
Independent Bank - MA (1)	3,050	64

Independent Bank - MI (1)	9,838	7
Integra Bank (1)	5,550	4
International Bancshares (1)	7,802	148
Macatawa Bank (1)(2)	6,400	14
MB Financial (1)	5,667	112
Merchants Bancshares (1)	5,800	131
Midwest Banc Holdings (1)(2)	3,250	1
Nara Bancorp (1)(2)	5,800	66
National Penn Bancshares (1)	14,035	81
NBT Bancorp (1)	4,380	89
NewBridge Bancorp (1)(2)	7,800	17
Northrim Bank (1)	4,725	80
Old National Bancorp (1)	10,424	130
Old Second Bancorp (1)	2,300	16
Oriental Financial Group (1)	10,268	111
Pacific Capital Bancorp (1)	7,788	7
PacWest Bancorp	5,750	116
Park National (1)	2,040	120
Peapack-Gladstone Financial (1)	2,257	29
Peoples Bancorp (1)	2,950	29
Pinnacle Financial Partners (1)(2)	9,600	136
Popular (1)	52,790	119
Preferred Bank	8,977	16
Premier Financial Bancorp	1,764	12
PrivateBancorp (1)	5,060	45
Prosperity Bancshares (1)	7,060	286
Renasant (1)	4,252	58
Republic Bancorp, Class A (1)	2,066	43
S Y Bancorp (1)	2,321	50
S&T Bancorp (1)	1,300	22
Sandy Spring Bancorp (1)	3,130	28
Seacoast Banking, Class A (1)	6,450	10
Signature Bank (2)	9,500	303
South Financial Group (1)	12,335	8

Southside Bancshares	4,289	84
Southwest Bancorp of Oklahoma (1)	5,000	35
State Bancorp (1)	4,450	32
Sterling Bancorp (1)	7,485	53
Sterling Bancshares (1)	13,725	70
Sterling Financial (1)(2)	7,828	5
Suffolk Bancorp (1)	2,850	85
Sun Bancorp (1)	2,864	11
Superior Bancorp (1)(2)	22,775	75
Susquehanna Bancshares (1)	23,600	139
SVB Financial Group (1)(2)	6,550	273
Synovus Financial (1)	56,600	116
TCF Financial (1)	23,100	315
Texas Capital Bancshares (1)(2)	10,200	142
Tompkins Financial (1)	1,380	56
Trico Bancshares (1)	2,000	33
Trustmark (1)	7,300	165
UMB Financial (1)	3,312	130
Umpqua Holdings (1)	11,820	158
Union Bankshares (1)	3,029	38
United Bankshares (1)	4,700	94
United Community Banks (1)	5,483	19
Univest (1)	3,100	54
Valley National Bancorp (1)	19,328	273
W Holdings (1)	7,599	174
Washington Trust Bancorp (1)	3,300	51
Webster Financial (1)	12,910	153
WesBanco (1)	1,375	17
West Bancorporation (1)	5,600	28
West Coast Bancorp (1)	5,970	13
WestAmerica (1)	3,846	213
Western Alliance Bancorp (2)	11,600	44
Whitney Holding (1)	8,262	75
Wilmington Trust (1)	14,025	173

Wintrust Financial (1)	4,250	131
		12,035
Consumer Finance 0.4%		
Advance America Cash Advance Centers (1)	29,122	162
AmeriCredit (1)(2)	19,710	375
Cash American International (1)	4,360	153
Compucredit Holdings (1)	10,300	34
Dollar Financial (1)(2)	3,600	85
EZCORP, Class A (1)(2)	11,100	191
First Cash (1)(2)	6,400	142
Nelnet, Class A (1)	5,022	87
QC Holdings (1)	1,900	9
Student Loan (1)	801	37
World Acceptance (1)(2)	3,400	122
		1,397
Diversified Financial Services 0.4%		
Asset Acceptance Capital (1)(2)	4,700	32
Asta Funding (1)	4,800	34
Encore Capital (1)(2)	7,500	131
Financial Federal	3,065	84
Interactive Brokers, Class A (1)(2)	8,600	152
MarketAxess Holdings (1)	6,300	88
MSCI, Class A (1)(2)	11,300	359
Newstar Financial (2)	10,800	42
PHH (1)(2)	8,779	142
PICO Holdings (1)(2)	3,000	98
Portfolio Recovery Associates (2)	2,450	110
		1,272
Insurance 3.3%		
Alleghany	595	164
American Equity Investment Life (1)	15,500	115
American Financial Group	11,210	280

AmTrust Financial Services (1)	6,700	79
Arthur J. Gallagher (1)	12,760	287
Baldwin & Lyons, Class B (1)	3,275	81
Brown & Brown (1)	16,006	288
Citizens (1)(2)	9,233	60
CNA Financial (1)(2)	6,300	151
CNA Surety (1)(2)	3,700	55
Crawford, Class B (1)(2)	13,650	54
Delphi Financial, Class A (1)	7,779	174
EMC Insurance Group (1)	1,903	41
Employers Holdings	6,800	104
Erie Indemnity, Class A (1)	5,600	219
Everest Reinsurance Holdings (1)	9,000	771
FBL Financial, Class A (1)	4,142	77
Fidelity National Financial (1)	32,859	442
First American Financial (1)	13,430	445
FPIC Insurance Group (1)(2)	1,400	54
Hanover Insurance Group	8,020	356
Harleysville Group (1)	3,610	115
HCC Insurance Holdings (1)	18,030	504
Hilltop Holdings (1)(2)	8,899	104
Horace Mann Educators	9,210	115
Infinity Property & Casualty	3,200	130
Kansas City Life Insurance (1)	1,380	41
Markel (1)(2)	1,473	501
Meadowbrook Insurance Group	11,482	85
Mercury General (1)	4,793	188
National Financial Partners (1)(2)	10,962	89
National Interstate (1)	3,800	64
National Western Life (1)	860	149
Navigators Group (1)(2)	1,650	78
Old Republic International (1)	32,468	326
OneBeacon Insurance Group, Class A (1)	4,600	63
Phoenix Companies (1)(2)	18,699	52

PMA Capital, Class A (1)(2)	10,100	64
Presidential Life	5,100	47
ProAssurance (1)(2)	5,370	288
Protective Life	6,800	113
Reinsurance Group of America (1)	11,120	530
RLI (1)	2,600	138
Safety Insurance Group (1)	4,515	164
Seabright Insurance (2)	8,500	98
Selective Insurance	7,400	122
StanCorp Financial Group (1)	7,500	300
State Auto Financial (1)	2,970	55
Stewart Information Services (1)	6,380	72
Tower Group (1)	7,900	185
Transatlantic Holdings	6,300	328
United Fire & Casualty (1)	3,600	66
Unitrin	6,550	144
W. R. Berkley (1)	19,372	477
White Mountains Insurance Group (1)	1,067	355
Zenith National (1)	4,834	144
		10,591
Real Estate Investment Trusts (REITs) 5.4%		
Acadia Realty Trust, REIT (1)	9,150	154
Agree Realty, REIT (1)	2,300	54
Alexanders, REIT (1)(2)	400	122
Alexandria Real Estate, REIT (1)	6,120	393
AMB Property, REIT (1)	19,404	496
American Campus Communities, REIT (1)	9,126	256
Ashford Hospitality Trust, REIT (1)(2)	2,900	13
BioMed Realty Trust, REIT (1)	15,900	251
Brandywine Realty Trust, REIT (1)	19,443	222
BRE Properties, Class A, REIT (1)	7,250	240
Camden Property Trust, REIT (1)	7,800	330
Colonial Properties Trust, REIT (1)	10,541	124

Corporate Office Properties Trust, REIT (1)	7,100	260
Cousins Properties, REIT (1)	10,893	83
DCT Industrial Trust, REIT (1)	23,700	119
DiamondRock Hospitality, REIT (1)	21,600	183
Digital Realty Trust, REIT (1)	13,300	669
Douglas Emmett, REIT (1)	16,900	241
Duke Realty, REIT (1)	31,661	385
EastGroup Properties, REIT (1)	4,350	167
Entertainment Properties, REIT	4,080	144
Equity Lifestyle Properties, REIT (1)	3,770	190
Equity One, REIT (1)	3,576	58
Essex Property Trust, REIT (1)	3,750	314
Extra Space Storage, REIT (1)	13,800	159
Federal Realty Investment Trust, REIT (1)	8,590	582
First Industrial Realty, REIT (2)	14,900	78
Franklin Street Properties, REIT (1)	6,700	98
Getty Realty, REIT (1)	2,760	65
Glimcher Realty Trust, REIT (1)	4,860	13
Gramercy Capital, REIT (1)(2)	10,901	28
Healthcare Realty Trust, REIT (1)	7,280	156
Hersha Hospitality Trust, REIT (1)	10,800	34
Highwoods Properties, REIT (1)	9,213	307
Home Properties of New York, REIT (1)	4,290	205
Hospitality Properties Trust, REIT	14,350	340
HRPT Properties Trust, REIT (1)	30,700	199
Inland Real Estate, REIT (1)	11,200	91
Investors Real Estate Trust, REIT (1)	9,950	90
Kilroy Realty, REIT (1)	4,520	139
Kite Realty Group Trust, REIT (1)	25,800	105
LaSalle Hotel Properties, REIT	15,800	335
Lexington Realty Trust, REIT (1)	21,329	130
Liberty Property Trust, REIT	15,233	488
LTC Properties, REIT	9,050	242
Macerich, REIT (1)	15,393	553

Mack-Cali Realty, REIT	9,434	326
Maguire Properties, REIT (1)(2)	12,080	18
MHI Hospitality, REIT (1)	14,300	27
Mid-America Apartment Communities, REIT	3,630	175
Mission West Properties, REIT (1)	12,140	87
Monmouth Real Estate Investment Trust, Class A, REIT (1)	24,300	181
National Retail Properties, REIT (1)	10,130	215
National Health Investors, REIT	4,920	182
Nationwide Health Properties, REIT (1)	14,560	512
Omega Healthcare Investors, REIT	12,650	246
Parkway Properties, REIT (1)	3,500	73
Pennsylvania, REIT (1)	10,931	92
Pittsburgh & West Virginia Railroad, REIT	9,638	101
PMC Commercial Trust, REIT (1)	3,088	23
Post Properties, REIT (1)	6,200	122
Potlatch, REIT (1)	5,232	167
PS Business Parks, REIT (1)	2,500	125
Ramco-Gershenson Properties, REIT (1)	6,100	58
Rayonier, REIT	12,034	507
Realty Income, REIT (1)	15,500	402
Regency Centers, REIT (1)	11,186	392
Saul Centers, REIT (1)	2,750	90
Senior Housing Properties, REIT	19,014	416
SL Green Realty, REIT (1)	11,481	577
Sovran Self Storage, REIT (1)	3,200	114
Sun Communities, REIT (1)	5,350	106
Sunstone Hotel Investors, REIT (1)(2)	17,194	153
Tanger Factory Outlet Centers, REIT (1)	6,040	235
Taubman Centers, REIT (1)	8,600	309
U Store It, REIT	13,800	101
UDR, REIT (1)	22,081	363
Universal Health Realty Income Trust, REIT	2,350	75
Urstadt Biddle Properties, Class A, REIT (1)	6,300	96
Washington Real Estate Investment Trust, REIT (1)	6,300	174

Weingarten Realty Investors, REIT	15,340	304
		17,049
Real Estate Management & Development 0.4%		
Avatar Holdings (1)(2)	1,800	31
Forest City Enterprises, Class A (1)(2)	26,630	314
Jones Lang LaSalle (1)	5,710	345
Maui Land & Pineapple (2)	12,861	71
Reis (2)	8,100	50
St. Joe (1)(2)	16,170	467
Tejon Ranch (1)(2)	2,170	63
Thomas Properties (1)	4,900	14
		1,355
Thrifts & Mortgage Finance 1.1%		
Abington Bancorp (1)	6,400	44
Ameriana Bancorp	4,460	12
Astoria Financial (1)	11,221	139
Bank Mutual (1)	9,961	69
BankAtlantic, Class A (1)	89,504	116
Brookline Bancorp (1)	8,429	83
Camco	4,900	9
Capitol Federal Financial (1)	5,726	180
Citizens First Bancorp (1)(2)	6,703	3
Clifton Savings Bancorp (1)	2,300	22
Dime Community Bancshares (1)	6,400	75
Fannie Mae (1)(2)	40,600	48
Federal Agricultural Mortgage (1)	6,000	42
First Federal Bancshares of Arkansas (1)	11,200	26
First Financial Holdings (1)	3,250	42
First Niagara Financial	16,517	230
First Place Financial (1)	2,749	8
Flagstar Bancorp (2)	6,000	4
Flagstar Bancorp, Rights, 12/24/09 (2)	9,000	—

Flushing Financial (1)	6,725	76
Indiana Community Bancorp	1,700	13
Kearny Financial (1)	4,900	49
Nasb Financial (1)	2,356	55
New Hampshire Thrift (1)	2,980	29
New York Community Bancorp (1)	44,637	648
NewAlliance Bancshares (1)	14,950	180
Northwest Bancshares (1)(2)	8,279	94
OceanFirst Financial (1)	4,350	49
Ocwen Financial (1)(2)	8,730	83
Provident Financial Services (1)	9,118	97
Provident New York Bancorp (1)	7,302	62
Radian (1)	30,358	222
Riverview Bancorp (2)	7,600	17
TFS Financial (1)	18,200	221
TierOne (1)(2)	2,000	1
Trustco Bank (1)	8,450	53
United Community Financial (1)(2)	5,654	8
Washington Federal	12,768	247
WSFS Financial (1)	1,950	50
		3,406
Total Financials		54,323

HEALTH CARE 11.8%

Biotechnology 2.9%

Abraxis BioScience (1)(2)	2,675	108
Acorda Therapeutics (1)(2)	11,400	288
Alexion Pharmaceutical (1)(2)	14,000	683
Alkermes (1)(2)	17,000	160
Alnylam Pharmaceuticals (1)(2)	8,100	143
AMAG Pharmaceuticals (1)(2)	3,300	126
ARCA BioPharma (1)(2)	17,965	59
Arena Pharmaceuticals (1)(2)	14,600	52

Ariad Pharmaceuticals (1)(2)	17,500	40
Arqule (1)(2)	14,800	55
Array BioPharma (1)(2)	11,200	31
Aspenbio Pharma (1)(2)	11,200	19
AVI BioPharma (1)(2)	8,500	12
BioCryst Pharmaceuticals (1)(2)	14,100	91
BioMarin Pharmaceutical (1)(2)	17,390	327
BioSphere Medical (1)(2)	6,000	16
Cepheid (1)(2)	10,900	136
Clinical Data (1)(2)	493	9
Cornerstone Therapeutics (2)	6,020	37
Cubist Pharmaceuticals (1)(2)	8,900	169
Cytokinetics (1)(2)	11,200	33
Dendreon (1)(2)	22,060	580
Dyax (1)(2)	9,800	33
Dynavax Technologies (1)(2)	15,300	22
Exelixis (1)(2)	16,090	119
Facet Biotech (1)(2)	6,692	118
Geron (1)(2)	22,550	125
Halozyme Therapeutics (1)(2)	20,800	122
Human Genome Sciences (2)	25,200	771
Incyte (1)(2)	15,960	145
Isis Pharmaceuticals (1)(2)	20,180	224
Keryx Biopharmaceuticals (1)(2)	13,500	34
Lexicon Pharmaceuticals (1)(2)	7,100	12
Ligand Pharmaceuticals, Class B (1)(2)	8,920	19
Mannkind (1)(2)	24,500	215
Martek Biosciences (2)	5,500	104
Momenta Pharmaceuticals (2)	7,400	93
Myriad Genetics (2)	15,780	412
Novavax (1)(2)	9,500	25
ONYX Pharmaceuticals (2)	10,050	295
OSI Pharmaceuticals (1)(2)	10,400	323
Progenics Pharmaceuticals (1)(2)	20,800	92

Regeneron Pharmaceuticals (1)(2)	11,750	284
Rigel Pharmaceuticals (1)(2)	8,300	79
Sangamo BioSciences (1)(2)	9,600	57
Savient Pharmaceuticals (1)(2)	15,100	206
Seattle Genetics (1)(2)	26,920	274
StemCells (1)(2)	8,300	10
Telik (1)(2)	22,400	17
Theravance (1)(2)	10,800	141
United Therapeutics (1)(2)	6,800	358
Vanda Pharmaceuticals (1)(2)	7,500	84
Vertex Pharmaceuticals (1)(2)	27,000	1,157
XOMA (2)	8,700	6
Zymogenetics (1)(2)	8,600	55
		9,205

Health Care Equipment & Supplies 3.0%

Abaxis (1)(2)	4,500	115
AbioMed (1)(2)	6,100	53
Accuray (1)(2)	10,700	60
Align Technology (1)(2)	11,930	213
American Medical Systems (1)(2)	12,300	237
Analogic (1)	2,480	96
Angiodynamics (1)(2)	5,132	83
Beckman Coulter (1)	8,592	562
Biolase Technology (1)(2)	13,300	25
Candela Laser (1)(2)	8,300	25
Cerus (2)	9,970	20
Conceptus (1)(2)	7,500	141
CONMED (1)(2)	3,950	90
Cooper Companies (1)	6,361	242
CryoLife (1)(2)	10,750	69
Cyberonics (1)(2)	4,700	96
Digirad (1)(2)	8,200	17
Edwards Lifesciences (2)	7,650	664

Endologix (1)(2)	6,000	32
EV3 (2)	13,342	178
Exactech (1)(2)	1,700	29
Gen-Probe (1)(2)	6,920	297
Greatbatch (1)(2)	3,350	64
Haemonetics (2)	3,800	210
Hill-Rom Holdings	10,450	251
Hologic (1)(2)	37,154	539
ICU Medical (2)	3,000	109
IDEXX Laboratories (2)	8,800	470
Immucor (1)(2)	11,268	228
Integra LifeSciences (2)	4,400	162
Invacare (1)	4,700	117
Inverness Medical Innovations (1)(2)	12,860	534
Kensey Nash (1)(2)	2,900	74
Kinetic Concepts (1)(2)	8,150	307
Masimo (2)	3,400	103
Medical Action Industries (2)	3,450	55
Meridian Bioscience (1)	6,075	131
Merit Medical Systems (2)	5,525	107
National Dentex (1)(2)	4,600	46
NMT Medical (1)(2)	7,600	19
NuVasive (1)(2)	5,900	189
OraSure Technologies (1)(2)	7,775	39
OTIX Global (2)	8,700	7
Palomar Medical Technologies (1)(2)	4,900	49
Quidel (1)(2)	6,400	88
ResMed (1)(2)	10,800	565
RTI Biologics (1)(2)	6,200	24
SonoSite (1)(2)	3,550	84
Spectranetics (1)(2)	9,200	64
Steris (1)	8,391	235
SurModics (2)	2,450	56
Symmetry Medical (2)	5,800	47

Synovis Life Technologies (2)	4,100	53
Teleflex	5,630	303
Theragenics (1)(2)	8,600	12
Thoratec (1)(2)	8,552	230
Volcano (1)(2)	9,900	172
West Pharmaceutical Services (1)	4,780	187
Wright Medical Group (1)(2)	6,600	125
Zoll Medical (1)(2)	5,300	142
		9,541

Health Care Providers & Services 2.9%

Air Methods (1)(2)	2,200	74
Alliance HealthCare Services (1)(2)	6,200	35
Amedisys (1)(2)	4,000	194
AMERIGROUP (1)(2)	7,780	210
AMN Healthcare Services (1)(2)	7,805	71
AmSurg, Class A (1)(2)	5,600	123
Assisted Living Concepts, Class A (1)(2)	2,080	55
Bioscrip (1)(2)	6,900	58
Brookdale Senior Living (1)(2)	11,300	206
Capital Senior Living (2)	4,300	22
Catalyst Health Solutions (2)	8,200	299
Centene (1)(2)	6,500	138
Chemed (1)	3,800	182
Community Health System (1)(2)	14,122	503
CorVel (2)	2,375	80
Cross Country Healthcare (1)(2)	4,780	47
Emdeon, Class A (2)	6,400	98
Emeritus (1)(2)	5,200	97
Five Star Quality Care (2)	13,000	45
Gentiva Health Services (2)	4,250	115
Hanger Orthopedic Group (1)(2)	5,450	75
Health Management (1)(2)	36,100	262
Health Net (2)	15,930	371

HealthSouth (1)(2)	15,800	297
Healthspring (2)	9,700	171
Healthways (1)(2)	7,141	131
Henry Schein (1)(2)	12,400	652
HMS Holdings (2)	4,000	195
Hooper Holmes (1)(2)	7,650	8
inVentiv Health (1)(2)	5,600	91
Kindred Healthcare (2)	5,414	100
Landauer	1,400	86
LCA-Vision (2)	3,050	16
LHC Group (1)(2)	2,400	81
LifePoint Hospitals (1)(2)	8,030	261
Lincare Holdings (1)(2)	12,355	459
Magellan Health Services (1)(2)	6,200	252
Medcath (1)(2)	5,750	45
Mednax (2)	7,000	421
Molina Healthcare (1)(2)	2,500	57
National Healthcare (1)	1,277	46
Nighthawk Radiology (1)(2)	12,800	58
Odyssey Healthcare (2)	5,687	89
Omnicare (1)	14,216	344
Owens & Minor (1)	7,200	309
PDI (2)	11,100	53
PharMerica (1)(2)	5,559	88
PSS World Medical (1)(2)	7,890	178
Psychiatric Solutions (1)(2)	8,900	188
RadNet (1)(2)	9,000	18
RehabCare Group (2)	4,100	125
Res-Care (2)	4,500	50
Select Medical Holdings (2)	18,500	196
Sun Healthcare (2)	4,500	41
Sunrise Senior Living (1)(2)	5,800	19
U.S. Physical Therapy (1)(2)	3,000	51
Universal American Financial (1)(2)	7,040	82

Universal Health Services (1)	13,694	418
VCA Antech (1)(2)	12,100	301
		9,337
Health Care Technology 0.6%		
Allscripts Misys Healthcare Solution (1)(2)	13,400	271
Cerner (1)(2)	9,560	788
Computer Programs & Systems (1)	3,100	143
Eclipsys (1)(2)	6,500	121
HealthStream (2)	9,900	39
Merge Healthcare (1)(2)	10,600	36
Omnicell (2)	4,720	55
Phase Forward (1)(2)	6,400	98
Quality Systems (1)	3,000	188
		1,739
Life Sciences Tools & Services 1.3%		
Accelrys (1)(2)	7,410	42
Albany Molecular Research (1)(2)	6,810	62
Bio-Rad Laboratories, Class A (2)	2,700	260
Bruker (2)	19,550	236
Caliper Life Sciences (1)(2)	12,050	31
Cambrex (1)(2)	9,710	54
Charles River Laboratories International (1)(2)	9,700	327
CombiMatrix (2)	6,100	38
Covance (1)(2)	9,112	497
Dionex (1)(2)	2,400	177
Enzo Biochem (1)(2)	9,585	52
Harvard Bioscience (1)(2)	10,800	39
Illumina (1)(2)	20,300	622
Luminex (1)(2)	7,200	108
Mettler-Toledo International (2)	5,600	588
Parexel International (2)	8,880	125
Pharmaceutical Product Development	15,122	354

Techne (1)	5,200	357
Varian (2)	3,700	191
		4,160
Pharmaceuticals 1.1%		
Adolor (1)(2)	12,800	19
Akorn (1)(2)	2,900	5
Alexza Pharmaceuticals (1)(2)	9,300	22
Auxilium Pharmaceuticals (1)(2)	8,100	243
Columbia Laboratories (1)(2)	5,600	6
CPEX Pharmaceuticals (2)	10,757	121
Cypress Biosciences (1)(2)	8,200	47
Durect (1)(2)	19,600	48
Endo Pharmaceutical (1)(2)	16,819	345
Inspire Pharmaceuticals (1)(2)	11,750	65
K-V Pharmaceutical, Class A (1)(2)	8,350	31
MDRNA (1)(2)	2,200	2
Medicines Company (2)	10,290	86
Medicis Pharmaceutical, Class A	7,500	203
Myriad Pharmaceuticals (1)(2)	4,095	21
Nektar Therapeutics (1)(2)	22,300	208
Pain Therapeutics (1)(2)	12,700	68
Par Pharmaceutical (1)(2)	8,494	230
Penwest Pharmaceuticals (1)(2)	34,700	90
Perrigo (1)	11,565	461
Salix Pharmaceuticals (1)(2)	12,073	307
Santarus (1)(2)	12,000	55
Valeant Pharmaceuticals (1)(2)	12,810	407
ViroPharma (1)(2)	18,200	153
Vivus (1)(2)	16,800	154
Xenoport (1)(2)	6,600	122
		3,519
Total Health Care		37,501

INDUSTRIALS & BUSINESS SERVICES 14.2%

Aerospace & Defense 1.1%

AAR (1)(2)	5,600	129
Alliant Techsystems (1)(2)	2,800	247
Allied Defense Group (2)	8,100	38
American Science Engineering (1)	1,700	129
Applied Signal Technology (1)	4,250	82
Argon ST (2)	2,600	56
BE Aerospace (1)(2)	15,650	368
Ceradyne (1)(2)	3,200	61
Cubic	2,700	101
Curtiss-Wright	5,700	179
Ducommun (1)	3,100	58
Esterline Technologies (2)	3,590	146
GenCorp (1)(2)	10,510	74
GeoEye (1)(2)	4,100	114
HEICO (1)	3,800	168
Hexcel (1)(2)	15,500	201
Innovative Solutions & Support (1)(2)	10,800	50
Ladish (1)(2)	4,600	69
Moog, Class A (2)	6,730	197
Orbital Sciences (1)(2)	7,770	119
Spirit Aerosystems Holdings, Class A (1)(2)	14,800	294
Sypris Solutions (2)	6,200	18
Taser International (1)(2)	18,860	83
Teledyne Technologies (1)(2)	5,600	215
Transdigm Group	5,500	261
Triumph Group	2,950	142
		3,599

Air Freight & Logistics 0.1%

Forward Air (1)	4,185	105
Hub Group, Class A (1)(2)	6,800	182

Pacer International (1)(2)	4,280	13
Park Ohio Holdings (1)(2)	3,300	19
		319
Airlines 0.9%		
AirTran (1)(2)	23,830	124
Alaska Air Group (1)(2)	7,750	268
AMR (1)(2)	51,510	398
Continental Airlines, Class B (1)(2)	21,840	391
Delta Air Lines (1)(2)	107,850	1,227
ExpressJet Holdings (2)	1,176	6
Pinnacle Airlines (1)(2)	2,800	19
Republic Airways Holdings (1)(2)	13,100	97
SkyWest (1)	10,630	180
UAL (1)(2)	14,700	190
US Airways Group (1)(2)	22,256	108
		3,008
Building Products 0.5%		
AAON (1)	3,272	64
American Woodmark (1)	2,480	49
Ameron International	1,200	76
Apogee Enterprises (1)	5,500	77
Armstrong Worldwide Industries (1)(2)	3,200	124
Gibraltar Industries (2)	4,225	66
Griffon (1)(2)	7,500	92
Lennox International	6,890	269
NCI Building Systems (2)	6,550	12
Owens Corning (1)(2)	13,100	336
Quanex Building Products	6,140	104
Simpson Manufacturing (1)	4,900	132
Trex (1)(2)	2,000	39
Universal Forest Products	3,190	117

USG (1)(2)	13,650	192
		1,749
Commercial Services & Supplies 1.8%		
A. T. Cross, Class A (2)	4,800	25
ABM Industries (1)	5,550	115
Acco Brands (1)(2)	6,600	48
American Reprographics (1)(2)	6,000	42
ATC Technology (1)(2)	2,900	69
Bowne (1)	12,806	86
Brinks Company	6,049	147
Casella Waste Systems, Class A (2)	8,075	32
Cenveo (2)	7,300	64
Clean Harbor (1)(2)	3,600	215
Consolidated Graphics (1)(2)	1,100	39
Copart (2)	9,800	359
Cornell Companies (2)	2,800	64
Corrections Corporation of America (1)(2)	16,500	405
Courier (1)	2,400	34
Covanta Holding (1)(2)	19,704	356
Deluxe (1)	7,828	116
Ecology & Environment, Class A	8,005	120
Ennis Business Forms (1)	4,757	80
Fuel Tech (2)	4,900	40
G & K Services, Class A	3,070	77
Healthcare Services (1)	7,100	152
Herman Miller (1)	8,450	135
HNI (1)	7,080	196
ICT Group (1)(2)	4,500	74
IHS (1)(2)	8,300	455
Innerworkings (1)(2)	8,800	52
Interface, Class A (1)	8,600	72
Kimball International, Class B (1)	6,690	57
Knoll (1)	6,100	63

M & F Worldwide (1)(2)	3,800	150
McGrath RentCorp (1)	3,000	67
Mine Safety Appliances (1)	4,900	130
Mobile Mini (1)(2)	6,200	87
Multi-Color (1)	3,912	48
PRG-Schultz International (1)(2)	3,100	18
Rollins (1)	5,912	114
Standard Register (1)	6,100	31
Steelcase, Class A (1)	7,459	47
Superior Uniform Group	2,353	23
Sykes Enterprises (1)(2)	6,100	155
Tetra Tech (2)	8,850	240
The GEO Group (1)(2)	6,200	136
TRC (1)(2)	12,700	38
United Stationers (2)	3,173	180
Viad	2,677	55
Waste Connections (2)	11,325	378
		5,686

Construction & Engineering 1.0%

Aecom Technology (1)(2)	15,300	421
Dycom Industries (1)(2)	5,763	46
EMCOR (1)(2)	9,360	252
Furmanite (1)(2)	8,700	33
Granite Construction (1)	4,600	155
Insituform Technologies (1)(2)	5,450	124
KBR	23,700	450
Layne Christensen (1)(2)	3,000	86
Mastec (1)(2)	9,750	122
Michael Baker (1)(2)	2,200	91
Northwest Pipe (1)(2)	2,000	54
Pike Electric (1)(2)	4,200	39
Shaw Group (2)	11,450	329
Sterling Construction (1)(2)	6,300	121

Tutor Perini (1)(2)	9,000	162
URS (1)(2)	12,400	552
		3,037
Electrical Equipment 1.4%		
A.O. Smith (1)	2,860	124
A123 System (2)	7,400	166
Acuity Brands (1)	5,450	194
American Superconductor (1)(2)	9,000	368
AMETEK (1)	15,200	581
Baldor Electric (1)	7,540	212
Belden	7,863	172
Brady, Class A (1)	7,600	228
BTU International (2)	8,300	53
Chase (1)	2,400	28
Encore Wire (1)	3,175	67
Energy Conversion Devices (1)(2)	9,700	103
Franklin Electric (1)	2,900	84
FuelCell Energy (1)(2)	20,950	79
General Cable (1)(2)	6,900	203
GrafTech International (2)	20,250	315
Hubbell, Class B (1)	8,133	385
II-VI (1)(2)	4,500	143
LSI Industries (1)	3,425	27
Plug Power (2)	9,700	7
Powell Industries (2)	1,600	50
Power-One (1)(2)	7,600	33
Regal-Beloit (1)	4,400	229
Thomas & Betts (2)	7,376	264
Ultralife (1)(2)	1,600	7
Valence Technology (1)(2)	7,088	7
Vicor (1)(2)	4,100	38
Woodward Governor (1)	8,200	211
		4,378

Industrial Conglomerates 0.7%		
Carlisle Companies (1)	11,120	381
McDermott International (2)	34,750	834
Otter Tail (1)	4,750	118
Roper Industries (1)	13,226	693
Seaboard	49	66
Tredegar	3,600	57
		2,149
Machinery 3.8%		
3-D Systems (1)(2)	4,700	53
Actuant, Class A (1)	9,820	182
AGCO (1)(2)	12,950	419
Albany International (1)	5,303	119
Astec Industries (1)(2)	3,200	86
Barnes Group (1)	9,400	159
Blount International (1)(2)	7,877	79
Briggs & Stratton (1)	7,000	131
Bucyrus International, Class A	11,698	659
Cascade (1)	5,050	139
Clarcor	8,140	264
Columbus McKinnon (2)	3,900	53
Commercial Vehicle Group (1)(2)	6,700	40
Crane (1)	9,341	286
Donaldson	11,171	475
Dynamic Materials (1)	1,800	36
EnPro Industries (1)(2)	4,050	107
ESCO Technologies	3,540	127
Federal Signal (1)	9,300	56
Freightcar America (1)	1,900	38
Gardner Denver Machinery	8,600	366
Graco (1)	10,475	299
Graham	5,850	121
Greenbrier Companies	7,000	73

Watts Water Technologies, Class A (1)	5,350	165
		11,956
Marine 0.3%		
Alexander & Baldwin (1)	5,550	190
Eagle Bulk Shipping (1)(2)	17,300	86
Genco Shipping & Trading (1)(2)	5,700	127
Horizon Lines, Class A (1)	12,700	71
Kirby Corporation (1)(2)	7,800	272
Overseas Shipholding Group (1)	3,640	160
		906
Professional Services 1.1%		
Administaff	3,350	79
Advisory Board (1)(2)	3,940	121
CBIZ (1)(2)	6,650	51
CDI (1)	1,900	25
Corporate Executive Board	6,100	139
CoStar Group (1)(2)	2,640	110
CRA International (1)(2)	2,450	65
Diamond Management & Technology Consultants	8,450	62
FTI Consulting (1)(2)	6,695	316
Heidrick & Struggles International	2,758	86
Huron Consulting Group (1)(2)	2,900	67
Kelly Services, Class A (1)(2)	3,732	45
Kforce (2)	7,156	89
Korn/Ferry (1)(2)	5,900	97
LECG (1)(2)	9,650	29
Manpower (1)	10,676	583
MPS Group (1)(2)	13,640	187
Navigant Consulting (1)(2)	7,100	106
On Assignment (1)(2)	7,850	56
Resources Connection (1)(2)	6,600	140
School Specialty (1)(2)	2,526	59

Spherion (1)(2)	8,780	49
Towers Watson	6,350	302
TrueBlue (1)(2)	7,800	116
Verisk Analytics (2)	18,600	563
Volt Information Sciences (1)(2)	3,950	40
		3,582

Road & Rail 1.0%

AMERCO (1)(2)	1,400	70
Arkansas Best (1)	3,210	94
Con-Way (1)	6,700	234
Dollar Thrifty Auto Group (2)	10,640	272
Genesee & Wyoming, Class A (1)(2)	5,018	164
Heartland Express (1)	8,923	136
Hertz Global Holdings (1)(2)	25,300	302
J.B. Hunt Transport Services (1)	12,252	395
Kansas City Southern Industries (1)(2)	14,100	469
Knight Transportation (1)	7,492	145
Landstar System (1)	7,100	275
Old Dominion Freight Line (1)(2)	4,112	126
Patriot Transportation Holdings (1)(2)	700	66
Quality Distribution (1)(2)	4,700	19
Saia (1)(2)	3,400	50
USA Truck (2)	4,400	55
Werner Enterprises (1)	7,253	144
YRC Worldwide (1)(2)	9,330	8
		3,024

Trading Companies & Distributors 0.5%

Applied Industrial Technologies (1)	5,062	112
Beacon Roofing Supply (1)(2)	8,200	131
GATX (1)	5,950	171
H&E Equipment Services (1)(2)	3,600	38
Interline Brands (1)(2)	5,100	88

Kaman	3,561	82
Lawson Products (1)	2,300	41
MSC Industrial Direct (1)	6,300	296
Rush Enterprises, Class A (1)(2)	5,800	69
United Rentals (1)(2)	11,443	112
Watsco	4,600	225
WESCO International (1)(2)	6,651	180
		1,545
Transportation Infrastructure 0.0%		
Macquarie Infrastructure (1)(2)	6,500	80
		80
Total Industrials & Business Services		45,018

INFORMATION TECHNOLOGY 15.2%

Communications Equipment 1.9%		
3Com (2)	64,200	482
ADC Telecommunications (1)(2)	11,900	74
Adtran (1)	6,873	155
Anaren (1)(2)	4,700	71
Arris Group (1)(2)	25,653	293
Aware (1)(2)	6,500	18
Black Box (1)	570	16
Blue Coat Systems (1)(2)	10,440	298
Brocade Communications Systems (1)(2)	56,739	433
Commscope (1)(2)	12,790	339
Comtech Telecommunications (1)(2)	3,760	132
Digi International (1)(2)	6,460	59
Ditech Networks (1)(2)	7,050	9
Echostar (1)(2)	7,144	144
EMCORE (1)(2)	8,500	9
EMS Technologies (2)	2,600	38
Emulex (1)(2)	12,540	137

Endwave (1)(2)	8,300	20
F5 Networks (2)	12,400	657
Finisar (1)(2)	11,825	105
Harmonic (2)	17,354	110
Harris Stratex Networks, Class A (2)	11,026	76
InterDigital (1)(2)	6,760	179
Ixia (1)(2)	11,700	87
KVH Industries (1)(2)	9,400	139
Lantronix, Warrant, 2/15/11 (2)	26	–
Netgear (1)(2)	6,300	137
Oplink Communications (2)	2,600	43
Optical Cable (2)	213	1
Palm (2)	34,900	350
PC-Tel (1)(2)	8,300	49
Performance Technologies (2)	8,116	23
Plantronics	7,150	186
Polycom (1)(2)	12,950	323
Powerwave Technologies (1)(2)	24,586	31
Riverbed Technology (1)(2)	12,000	276
SeaChange International (2)	9,350	61
Sonus Networks (1)(2)	42,300	89
Symmetricom (1)(2)	6,400	33
Tekelec (2)	10,630	162
Tollgrade Communications (1)(2)	2,450	15
ViaSat (1)(2)	5,100	162
		6,021
Computers & Peripherals 0.6%		
Avid Technology (1)(2)	5,626	72
Cray (1)(2)	10,777	69
Datalink (1)(2)	6,400	28
Diebold (1)	9,390	267
Electronics for Imaging (2)	7,700	100
Hutchinson Technology (1)(2)	11,520	118

Hypercom (2)	10,020	32
iGO (1)(2)	2,900	4
Immersion (1)(2)	10,300	47
Intermec (2)	8,310	107
Intevac (2)	7,900	91
Isilon Systems (1)(2)	9,900	68
LaserCard (1)(2)	7,850	45
NCR (1)(2)	24,200	269
Novatel (1)(2)	14,450	115
Overland Storage (2)	1,044	2
Presstek (1)(2)	10,922	23
Quantum (2)	13,140	39
Rimage (1)(2)	5,200	90
Silicon Graphics International (1)(2)	4,200	30
Stec (1)(2)	10,000	163
Synaptics (1)(2)	6,075	186
Video Display (1)(2)	8,180	37
		2,002

Electronic Equipment, Instruments & Components 2.2%

Agilysys (1)	3,452	32
Anixter International (1)(2)	4,700	221
Arrow Electronics (2)	18,275	541
Avnet (2)	21,450	647
AVX	6,802	86
Benchmark Electronics (2)	9,800	185
Brightpoint (2)	10,179	75
CalAmp (1)(2)	6,500	22
Checkpoint Systems (1)(2)	6,560	100
CTS	5,250	51
Daktronics (1)	7,600	70
Dolby Laboratories, Class A (1)(2)	8,040	384
DTS (1)(2)	2,800	96
Echelon (1)(2)	7,800	90

Electro Rent (1)	2,100	24
Electro Scientific Industries (1)(2)	8,900	96
FARO Technologies (2)	4,800	103
Gerber Scientific (2)	4,100	21
I D Systems (2)	4,500	15
Ingram Micro, Class A (1)(2)	22,862	399
Insight Enterprises (2)	8,850	101
Itron (1)(2)	5,600	379
Keithley Instruments	13,400	62
L-1 Identity Solutions (1)(2)	12,829	96
LeCroy (2)	10,100	37
Lo-Jack (1)(2)	2,800	11
Maxwell Technologies (1)(2)	5,400	96
Merix (1)(2)	8,000	20
Methode Electronics (1)	9,250	80
MTS Systems (1)	2,650	76
National Instruments (1)	7,150	211
Newport (1)(2)	4,050	37
Nu Horizons Electronics (1)(2)	4,200	17
OSI Systems (1)(2)	3,638	99
Park Electrochemical	3,100	86
PC Connection (1)(2)	5,800	39
Planar Systems (1)(2)	5,800	17
Plexus (2)	7,760	221
RadiSys (1)(2)	6,900	66
Research Frontiers (1)(2)	13,000	49
Rofin-Sinar Technology (1)(2)	5,400	128
Rogers (2)	2,250	68
ScanSource (1)(2)	4,500	120
Sigmatron International (1)(2)	1,300	7
Sunpower (1)(2)	14,200	336
Sunpower, Class B (1)(2)	818	17
Tech Data (2)	6,280	293
Technitrol	10,350	45

Trimble Navigation (1)(2)	19,312	487
TTM Technologies (1)(2)	8,050	93
Vishay Intertechnology (1)(2)	27,778	232
X-Rite (1)(2)	7,400	16
Zygo (1)(2)	6,720	45
		6,945
Internet Software & Services 1.0%		
AOL (1)(2)	10,500	244
Art Technology Group (1)(2)	23,000	104
Digital River (1)(2)	5,650	152
Earthlink (1)	16,240	135
Equinix (1)(2)	5,360	569
GSI Commerce (1)(2)	10,600	269
InfoSpace.com (1)(2)	6,050	52
Internap Network Services (1)(2)	9,800	46
Internet Capital Group (2)	7,700	51
J2 Global Communications (1)(2)	6,100	124
Keynote Systems	6,673	73
LoopNet (1)(2)	6,600	66
Marchex, Class B (1)	6,300	32
Move (1)(2)	23,450	39
Openwave Systems (1)(2)	14,000	32
Perficient (2)	5,100	43
RealNetworks (2)	8,800	33
Saba Software (1)(2)	24,887	103
Savvis (1)(2)	4,173	59
Support.com (1)(2)	10,200	27
Taleo, Class A (2)	6,700	158
Terremark Worldwide (1)(2)	17,300	118
The Knot (1)(2)	2,300	23
Travelzoo (2)	4,500	55
United Online (1)	15,475	111
ValueClick (1)(2)	14,991	152

WebMD Health (1)(2)	8,856	341
WebMedia Brands (1)(2)	6,800	6
		3,217
IT Services 2.0%		
Acxiom (1)(2)	10,300	138
Alliance Data Systems (1)(2)	8,400	543
Broadridge Financial Solutions (1)	21,500	485
CACI International, Class A (2)	4,900	239
CIBER (1)(2)	8,240	28
CSG Systems International (2)	5,600	107
CyberSource (1)(2)	11,485	231
DST Systems (1)(2)	5,163	225
Edgewater Technology (2)	6,667	20
Euronet Worldwide (1)(2)	7,450	164
Forrester Research (2)	2,300	60
Gartner (2)	8,950	161
Global Cash Access (1)(2)	6,400	48
Global Payments	11,012	593
Heartland Payment Systems (1)	5,100	67
Hewitt Associates, Class A (1)(2)	11,490	486
iGate	8,000	80
infoGROUP (2)	6,900	55
Integral Systems (1)(2)	5,986	52
Lender Processing Services	12,600	512
Man Tech International, Class A (2)	3,200	155
Mastech Holdings (1)(2)	6,133	29
Maximus	2,500	125
Moneygram International (1)(2)	10,509	30
Neustar, Class A (1)(2)	10,500	242
Sapient (1)(2)	17,450	144
SRA International, Class A (2)	5,660	108
Startek (2)	5,500	41
Syntel (1)	2,810	107

TeleTech Holdings (2)	7,790	156
The Hackett Group (1)(2)	4,700	13
TNS (2)	5,800	149
Unisys (1)(2)	5,200	201
Verifone Holdings (1)(2)	12,100	198
Wright Express (2)	5,500	175
		6,167
Office Electronics 0.1%		
Zebra Technologies (1)(2)	8,525	242
		242
Semiconductor & Semiconductor Equipment 3.6%		
Actel (1)(2)	6,750	80
Advanced Energy Industries (1)(2)	7,650	115
Aehr Test Systems (2)	11,504	15
Amkor Technology (1)(2)	23,120	166
Amtech Systems (1)(2)	7,600	84
Anadigics (1)(2)	10,195	43
Atheros Communications (1)(2)	13,850	474
Atmel (1)(2)	46,500	214
Axcelis Technologies (1)(2)	15,830	22
Brooks Automation (2)	15,416	132
Cabot Microelectronics (2)	4,182	138
Cirrus Logic (1)(2)	11,840	81
Cognex (1)	6,050	107
Cohu (1)	4,000	56
Cree (1)(2)	14,600	823
Cymer (1)(2)	4,800	184
Cypress Semiconductor (1)(2)	36,750	388
Diodes (1)(2)	11,750	240
DSP Group (1)(2)	9,490	53
Entegris (1)(2)	15,477	82
Exar (2)	11,850	84

Fairchild Semiconductor, Class A (1)(2)	21,710	217
FEI (1)(2)	5,150	120
Formfactor (1)(2)	7,500	163
FSI International (1)(2)	8,200	24
Hittite Microwave (1)(2)	3,800	155
Integrated Device Technology (2)	29,659	192
Integrated Silicon Solution (1)(2)	8,244	47
International Rectifier (1)(2)	9,420	208
Intersil Holding, Class A (1)	16,876	259
IXYS (1)(2)	7,800	58
Kopin (1)(2)	8,100	34
Kulicke & Soffa (1)(2)	11,660	63
Lam Research (1)(2)	17,220	675
LTX Credence (1)(2)	11,850	21
Mattson Technology (1)(2)	15,743	56
Maxim Integrated Products (1)	43,300	879
Microsemi (2)	13,600	241
Mindspeed Technologies (2)	1,790	8
MKS Instruments (2)	7,200	125
MoSys (1)(2)	9,600	38
Nanometrics (2)	21,900	248
Netlogic Microsystems (1)(2)	5,000	231
Omnivision Technologies (1)(2)	11,130	162
ON Semiconductor (1)(2)	60,960	537
PDF Solutions (2)	4,601	18
Pericom Semiconductor (1)(2)	8,000	92
Photronics (1)(2)	20,360	91
PLX Technology (1)(2)	6,000	19
PMC-Sierra (1)(2)	30,100	261
Rambus (1)(2)	16,430	401
RF Micro Devices (1)(2)	24,839	119
Rudolph Technologies (1)(2)	10,000	67
Semtech (2)	7,500	128
Sigma Designs (1)(2)	5,600	60

Silicon Image (2)	12,100	31
Silicon Laboratories (2)	6,850	331
Silicon Storage Technology (1)(2)	10,590	27
Skyworks Solutions (1)(2)	24,916	354
Standard Microsystems (2)	5,000	104
Tessera Technologies (2)	11,860	276
TranSwitch (1)(2)	328	1
Trident Microsystems (1)(2)	8,700	16
Ultratech (1)(2)	4,000	60
Varian Semiconductor Equipment (2)	10,643	382
Veeco (1)(2)	7,429	246
Zoran (2)	11,087	123
		11,549

Software 3.8%

ACI Worldwide (1)(2)	4,600	79
Activision Blizzard (1)(2)	94,466	1,050
Actuate (1)(2)	13,400	57
Advent Software (1)(2)	4,000	163
Ansys (1)(2)	14,231	619
Ariba (1)(2)	16,615	208
AuthentiDate Holding (1)(2)	4,450	5
Blackbaud	10,500	248
Blackboard (1)(2)	5,200	236
Bottomline Technologies (1)(2)	7,800	137
Cadence Design Systems (1)(2)	36,017	216
Chordiant Software (2)	14,108	39
Commvault Systems (2)	9,000	213
Concur Technologies (1)(2)	6,300	269
Epicor Software (1)(2)	12,100	92
EPIQ Systems (1)(2)	5,400	76
FactSet Research Systems (1)	7,400	487
Fair Isaac (1)	6,685	142
FalconStor Software (2)	7,800	32

Informatica (2)	13,850	358
Interactive Intelligence (2)	8,754	161
Jack Henry & Associates	11,650	269
JDA Software Group (1)(2)	4,900	125
Kenexa (2)	6,500	85
Lawson Software (1)(2)	14,300	95
Magma Design Automation (1)(2)	8,750	20
Manhattan Associates (1)(2)	3,160	76
Mentor Graphics (2)	15,080	133
MICROS Systems (1)(2)	12,740	395
MicroStrategy (2)	1,806	170
Nuance Communications (1)(2)	29,111	452
OPNET Technologies (1)	4,800	59
Parametric Technology (1)(2)	16,400	268
Peerless Systems (1)(2)	3,300	9
Pegasystems (1)	6,500	221
Phoenix Technologies (1)(2)	7,800	21
PLATO Learning (1)(2)	6,466	28
Progress Software (2)	6,750	197
Quest Software (2)	9,700	179
Radiant Systems (2)	5,150	54
Renaissance Learning (1)	2,350	27
RightNow Technologies (2)	14,200	247
Rovi (1)(2)	14,010	447
Salary.com (2)	6,200	15
Smith Micro Software (1)(2)	9,500	87
Solera Holdings (1)	9,600	346
Sonic Solutions (1)(2)	12,100	143
Sonicwall (2)	10,300	78
Sourcefire (1)(2)	8,800	235
SRS Labs (1)(2)	2,100	15
Sybase (1)(2)	13,533	587
Symyx Technologies (1)(2)	9,550	53
Synchronoss Tech (2)	4,400	70

Synopsys (1)(2)	17,486	390
Take-Two Interactive Software (2)	10,545	106
TeleCommunication Systems (1)(2)	14,400	139
THQ (1)(2)	10,762	54
TIBCO Software (2)	25,280	243
TiVo (1)(2)	17,300	176
Ultimate Software Group (1)(2)	5,600	164
Vasco Data Security International (2)	7,700	48
VMware, Class A (2)	8,700	369
Websense (1)(2)	7,900	138
		11,920
Total Information Technology		48,063

MATERIALS 5.8%

Chemicals 2.9%

A. Schulman (1)	4,350	88
Albermarle (1)	13,600	495
American Vanguard (1)	4,566	38
Arch Chemicals (1)	3,890	120
Ashland	10,100	400
Cabot	8,950	235
Calgon Carbon (1)(2)	9,800	136
Celanese, Series A (1)	21,621	694
Cytec Industries	5,060	184
Ferro (1)	24,060	198
Flotek Industries (1)(2)	4,700	6
H.B. Fuller (1)	7,540	171
Huntsman (1)	28,100	317
ICO (1)	6,400	47
Intrepid Potash (1)(2)	4,000	117
Koppers	3,900	119
Lubrizol	9,600	700
Minerals Technologies	2,955	161

Mosaic (1)(3)	23,884	1,427
Nalco Holding (1)	21,163	540
Nanophase Technologies (1)(2)	9,700	8
NewMarket (1)	2,200	252
NL Industries (1)	3,190	22
Olin (1)	10,990	193
OM Group (1)(2)	4,950	155
OMNOVA Solutions (1)(2)	8,900	55
PolyOne (1)(2)	12,930	97
Rockwood Holdings (1)(2)	7,400	174
RPM International (1)	19,500	396
Scotts Miracle Gro	6,400	252
Senomyx (1)(2)	13,200	50
Sensient Technologies (1)	5,080	134
Spartech (1)	6,740	69
Terra Industries	14,360	462
Valspar (1)	13,000	353
Westlake Chemical (1)	4,221	105
Zep (1)	4,775	83
Zoltek (1)(2)	6,200	59
		9,112
Construction Materials 0.3%		
Eagle Materials	5,870	153
Headwaters (1)(2)	6,600	43
Martin Marietta Materials (1)	5,900	527
Texas Industries (1)	3,480	122
US Concrete (1)(2)	15,200	14
		859
Containers & Packaging 0.9%		
AptarGroup (1)	9,860	352
Crown Cork & Seal (2)	18,350	469
Graphic Packaging Holding (1)(2)	29,313	102

Greif Brothers	7,500	405
Myers Industries (1)	5,315	48
Packaging Corporation of America	13,755	317
Rock-Tenn, Class A (1)	5,290	267
Silgan Holdings	3,060	177
Sonoco Products	12,687	371
Temple-Inland (1)	12,700	268
		2,776

Metals & Mining 1.3%

Allied Nevada Gold (2)	16,600	250
AMCOL International (1)	4,650	132
Brush Wellman (1)(2)	2,600	48
Carpenter Technology (1)	7,100	191
Century Aluminum (1)(2)	15,943	258
Commercial Metals (1)	16,600	260
Compass Minerals (1)	5,000	336
Couer d' Alene Mines (1)(2)	7,000	126
General Moly (1)(2)	18,500	39
Haynes International	1,900	63
Hecla Mining (1)(2)	40,550	251
Kaiser Aluminum	2,200	92
Reliance Steel & Aluminum	9,700	419
Royal Gold (1)	5,950	280
Schnitzer Steel, Class A (1)	3,775	180
Steel Dynamics (1)	27,428	486
Stillwater Mining (2)	9,916	94
Synalloy (1)	4,900	43
Universal Stainless & Alloy Products (1)(2)	2,400	45
U.S. Gold (1)(2)	24,900	62
Walter Energy	7,500	565
Worthington Industries (1)	8,563	112
		4,332

Paper & Forest Products 0.4%

Buckeye Technologies (2)	8,800	86
Clearwater Paper (1)(2)	2,594	143
Deltic Timber (1)	1,700	78
Domtar (1)(2)	9,408	521
Glatfelter	9,600	117
Louisiana Pacific (2)	7,700	54
Schweitzer Mauduit	2,430	171
Wausau Paper (1)	9,000	104
		1,274
Total Materials		18,353

TELECOMMUNICATION SERVICES 1.7%

Diversified Telecommunication Services 0.4%

Alaska Communications Systems Group (1)	7,200	57
CBeyond (1)(2)	5,900	93
Cincinnati Bell (1)(2)	30,600	106
Cogent Communications Group (1)(2)	9,800	97
Consolidated Communications (1)	1,104	19
General Communication, Class A (1)(2)	9,670	62
Hickory Technology (1)	8,200	72
IDT, Class B (1)(2)	2,742	13
Level 3 Communications (1)(2)	93,207	143
Paetec Holding (1)(2)	19,800	82
Premiere Global Services (2)	13,100	108
SureWest Communications (1)(2)	1,550	15
TW Telecom (2)	21,810	374
Warwick Valley Telephone (1)	9,897	129
		1,370

Wireless Telecommunication Services 1.3%

Crown Castle International (2)	35,452	1,384
Leap Wireless International (1)(2)	7,000	123

NII Holdings, Class B (2)	27,334	918
nTelos (1)	5,200	93
SBA Communications (1)(2)	16,200	553
Shenandoah Telecomm (1)	8,600	175
Syniverse Holdings (2)	11,502	201
Telephone & Data Systems (1)	14,190	481
TerreStar (1)(2)	2,700	3
U. S. Cellular (2)	3,093	131
		4,062
Total Telecommunication Services		5,432

TRUSTS & MUTUAL FUNDS 0.0%

Trusts & Mutual Funds 0.0%

Blackrock Kelso Capital	2,300	20
Total Trusts & Mutual Funds		20

UTILITIES 4.7%

Electric Utilities 1.2%

ALLETE (1)	3,082	101
Central Vermont Public Service	8,100	169
Cleco (1)	10,000	273
DPL (1)	16,742	462
El Paso Electric (1)(2)	5,300	108
Empire District Electric (1)	2,660	50
Great Plains Energy (1)	15,333	297
Hawaiian Electric Industries (1)	12,900	270
IdaCorp (1)	7,410	237
ITC Holdings (1)	8,600	448
Madison Gas & Electric	3,900	139
NV Energy	32,000	396
PNM Resources	12,219	155
Portland General Electric (1)	7,900	161

Unisource Energy (1)	4,350	140
United Illuminating	2,033	57
Unitil (1)	4,100	94
Westar Energy	13,650	296
		3,853
Gas Utilities 1.5%		
AGL Resources (1)	11,850	432
Atmos Energy	13,660	402
Chesapeake Utilities (1)	3,867	124
Energen	10,520	492
Laclede Gas	7,510	254
National Fuel Gas Company	10,930	547
New Jersey Resources (1)	4,875	182
Northwest Natural Gas (1)	3,490	157
ONEOK(1)	16,972	756
Piedmont Natural Gas (1)	10,200	273
RGC Resources	4,243	125
South Jersey Industries (1)	5,620	215
Southwest Gas	5,380	154
UGI	17,960	434
Washington Gas Light (1)	6,500	218
		4,765
Independent Power Producers & Energy Traders 0.8%		
Calpine (1)(2)	58,700	646
Mirant (1)(2)	18,300	279
NRG Energy (2)	38,700	914
Ormat Technologies (1)	3,700	140
RRI Energy (1)(2)	76,544	438
		2,417
Multi-Utilities 0.9%		
Alliant Energy (1)	13,848	419
Avista (1)	8,390	181

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 12/31/09	12/31/08
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 2,644	$ 3,145
Net realized loss	(12,312)	(9,656)
Change in net unrealized gain (loss)	93,820	(146,272)
Increase (decrease) in net assets from operations	84,152	(152,783)
Distributions to shareholders		
Net investment income	(2,703)	(2,967)
Net realized gain	–	(4,696)
Decrease in net assets from distributions	(2,703)	(7,663)
Capital share transactions*		
Shares sold	51,030	75,260
Distributions reinvested	2,596	7,376
Shares redeemed	(61,584)	(86,007)
Redemption fees received	11	18
Decrease in net assets from capital share transactions	(7,947)	(3,353)
Net Assets		
Increase (decrease) during period	73,502	(163,799)
Beginning of period	243,542	407,341
End of period	**$ 317,044**	**$ 243,542**
Undistributed net investment income	331	390
*Share information		
Shares sold	4,962	5,864
Distributions reinvested	210	853
Shares redeemed	(6,170)	(6,538)
Increase (decrease) in shares outstanding	(998)	179

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the S&P Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the securities. Further, fund management believes that no events have occurred between December 31, 2009, the date of this report, and February 25, 2010, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund, annually.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On January 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on December 31, 2009:

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended December 31, 2009, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts. During the year ended December 31, 2009, the fund’s exposure to derivatives, based on underlying notional amounts, was generally between 0% and 1% of net assets.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. As of December 31, 2009, the fund held equity futures with cumulative unrealized gain of $395,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the year ended December 31, 2009, the fund recognized $4,264,000 of realized gain on Futures and a $109,000 change in unrealized gain Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On December 31, 2009, the value of loaned securities was $57,338,000; aggregate collateral received included U.S. government securities valued at $376,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $45,130,000 and $56,019,000, respectively, for the year ended December 31, 2009.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.

Distributions during the years ended December 31, 2009 and December 31, 2008, were characterized for tax purposes as follows:

At December 31, 2009, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the realization of unrealized gains/losses on certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. The fund’s unused capital loss carryforwards as of December 31, 2009, expire: $5,271,000 in fiscal 2016, and $16,450,000 in fiscal 2017. Certain dividends declared by real estate investment trusts (REITs) in December and paid the following January are recognized for tax purposes in the subsequent year (REIT income deferrals), but for financial reporting purposes are included in the fund’s dividend income on ex-date.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2009, approximately 2% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 25, 2010

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/09

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $2,236,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,185,000 of the fund’s income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009)

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2005

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (2008 to present); Director, Vornado
2001	Real Estate Investment Trust (2004 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche
Bank North America (2004 to present); Director, Chairman of the
Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1994

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Norfolk Southern (2008
2003	to present); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)

*Each independent director oversees 124 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of
2006	the Board, Director, and President, T. Rowe Price Investment Services,
[124]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[69]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With Index Trust	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Wendy R. Diffenbaugh (1954)	Vice President, T. Rowe Price
Vice President

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Sharon E. Janvier (1975)	Assistant Vice President
Vice President

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Sudhir Nanda, Ph.D., CFA (1959)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Investment Services, Inc., and T. Rowe Price
Services, Inc.

Ken D. Uematsu, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for
at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,879,000 and $1,922,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 25, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	February 25, 2010